Share-Based Compensation - Restricted Share Grant Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of RSUs
Unvested, beginning balance	103,487	306,242
Granted	85,716	100,263
Vested	(69,330)	(286,895)
Forfeited	(2,006)	(16,123)
Unvested, ending balance	117,867	103,487	306,242
Weighted-average grant date fair value
Unvested, beginning balance	$ 9.92	$ 10.54
Granted	10.83	9.99
Vested	10.65	10.66
Unvested, ending balance	10.16	9.92	$ 10.54
Forfeited	$ 9.11	$ 8.89
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	1 year 6 months 18 days	1 year 21 days	11 months 4 days